Income taxes - Disclosure of deferred tax assets not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 51,742	$ 39,703
Non-capital losses carried forward [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	33,175	24,924
Tax credits carried forward [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	5,905	4,986
Accounting basis of property and equipment and intangible assets in excess of tax basis [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	2,732	1,326
Scientific research and experimental development expenditures [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	9,255	7,963
Share issue costs and other [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 675	$ 504